Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2011
Short-term borrowings and long-term debt

13. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Loans, principally from banks, with a weighted-average interest at March 31, 2010 and March 31, 2011 of 1.55% and of 1.57% per annum, respectively	¥804,066	¥1,140,066	$13,711
Commercial paper with a weighted-average interest at March 31, 2010 and March 31, 2011 of 0.44% and of 0.67% per annum, respectively	2,475,607	2,038,943	24,521

	¥3,279,673	¥3,179,009	$38,232

As of March 31, 2011, “Loans, principally from banks” amount includes secured loans by finance receivables securitization of ¥335,539 million ($4,035 million).

As of March 31, 2011, Toyota has unused short-term lines of credit amounting to ¥1,954,330 million ($23,504 million) of which ¥464,564 million ($5,587 million) related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2010 and 2011 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Unsecured loans, representing obligations principally to banks, due 2010 to 2029 in 2010 and due 2011 to 2029 in 2011 with interest ranging from 0.00% to 29.25% per annum in 2010 and from 0.00% to 29.00% per annum in 2011	¥2,942,012	¥3,386,854	$40,732
Secured loans, representing obligations principally to finance receivables securitization due 2010 to 2019 in 2010 and due 2011 to 2050 in 2011 with interest ranging from 0.49% to 6.65% per annum in 2010 and from 0.37% to 5.35% per annum in 2011	381,307	619,380	7,449
Medium-term notes of consolidated subsidiaries, due 2010 to 2047 in 2010 and due 2011 to 2047 in 2011 with interest ranging from 0.04% to 15.25% per annum in 2010 and from 0.01% to 15.25% per annum in 2011	3,814,439	3,314,589	39,863
Unsecured notes of parent company, due 2010 to 2019 in 2010 and due 2012 to 2019 in 2011 with interest ranging from 1.07% to 3.00% per annum in 2010 and from 1.07% to 3.00% per annum in 2011	580,000	530,000	6,374
Unsecured notes of consolidated subsidiaries, due 2010 to 2031 in 2010 and due 2011 to 2031 in 2011 with interest ranging from 0.25% to 17.03% per annum in 2010 and from 0.27% to 15.48% per annum in 2011	1,473,732	1,349,307	16,227
Long-term capital lease obligations, due 2010 to 2028 in 2010 and due 2011 to 2028 in 2011 with interest ranging from 0.43% to 14.40% per annum in 2010 and from 0.38% to 14.40% per annum in 2011	42,243	21,917	263

	9,233,733	9,222,047	110,908
Less - Current portion due within one year	(2,218,324)	(2,772,827)	(33,347)

	¥7,015,409	¥6,449,220	$77,561

As of March 31, 2011, approximately 31%, 24%, 12% and 33% of long-term debt are denominated in Japanese yen, U.S. dollars, euros, and other currencies, respectively.

As of March 31, 2011, property, plant and equipment with a book value of ¥57,237 million ($688 million) and in addition, other assets aggregating ¥1,128,957 million ($13,577 million) were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥2,772,827	$33,347
2013	1,834,556	22,063
2014	1,522,659	18,312
2015	900,120	10,825
2016	1,106,492	13,307

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2011, Toyota has not received any significant such requests from these banks.

As of March 31, 2011, Toyota has unused long-term lines of credit amounting to ¥8,073,898 million ($97,100 million).